Shareholder Fees {- Fidelity Emerging Markets Discovery Fund}	Dec. 30, 2021 USD ($)
10.31 Fidelity Emerging Markets Discovery & Total Emerging Markets Retail Combo PRO-15 | Fidelity Emerging Markets Discovery Fund
Shareholder Fees:
(fees paid directly from your investment)	none